Expense Example {- Materials Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Materials Portfolio - VIP Materials Portfolio-Initial VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954